UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.   20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03-31-2005

Check here if Amendment  [   ];   Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Petrus Securities L.P.
Address:  P. O. Box 269014

          Plano, TX    75026

13F File Number:  28-10140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Joy Leffingwell
Title:   CFO
Phone:   972/535-1945

Signature, Place and Date of Signing:

     Joy Leffingwell     Plano, TX    May 10, 2005


Report Type (check only one):

[ X ]      13F HOLDINGS REPORT.

[   ]      13F NOTICE.

[   ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form13F Information Table Entry Total:      30

Form13F Information Table Value Total:      $165,011 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADMINISTAFF                    COM              007094105    12530   858200 SH       SOLE    NONE           858200        0        0
AMERICAN INTERNATIONAL GROUP   COM              026874107     5541   100000 SH       SOLE    NONE           100000        0        0
ARROW ELECTRONICS              COM              042735100     7402   291984 SH       SOLE    NONE           291984        0        0
AUTOMATIC DATA PROCESSING      COM              053015103     6158   137000 SH       SOLE    NONE           137000        0        0
AUTOZONE                       COM              053332102     9170   107000 SH       SOLE    NONE           107000        0        0
BRISTOL-MYERS SQUIBB           COM              110122108      993    39000 SH       SOLE    NONE            39000        0        0
CBRL GROUP INC.                COM              12489V106     7995   193595 SH       SOLE    NONE           193595        0        0
COCA-COLA COMPANY              COM              191216100     4167   100000 SH       SOLE    NONE           100000        0        0
DARDEN RESTAURANTS             COM              237194105     4826   157300 SH       SOLE    NONE           157300        0        0
DST SYSTEMS                    COM              233326107     7666   166000 SH       SOLE    NONE           166000        0        0
ENCORE WIRE                    COM              292562105     2882   282500 SH       SOLE    NONE           282500        0        0
FIRST DATA                     COM              319963104    10158   258400 SH       SOLE    NONE           258400        0        0
GANNETT COMPANY                COM              364730101     1186    15000 SH       SOLE    NONE            15000        0        0
HOME DEPOT                     COM              437076102    10038   262500 SH       SOLE    NONE           262500        0        0
JOHNSON & JOHNSON              COM              478160104     5507    82000 SH       SOLE    NONE            82000        0        0
KINDER MORGAN INC.             COM              49455P101    10977   145000 SH       SOLE    NONE           145000        0        0
KRISPY KREME DOUGHNUTS         COM              501014104     4082   535000 SH       SOLE    NONE           535000        0        0
MATTEL                         COM              577081102     6853   321000 SH       SOLE    NONE           321000        0        0
MERCURY GENERAL                COM              589400100     6079   110000 SH       SOLE    NONE           110000        0        0
MICROSOFT                      COM              594918104     3321   137400 SH       SOLE    NONE           137400        0        0
PERICOM SEMICONDUCTOR          COM              713831105     3425   399600 SH       SOLE    NONE           399600        0        0
PFIZER                         COM              717081103     5333   203000 SH       SOLE    NONE           203000        0        0
PRG-SCHULTZ INTERNATIONAL      COM              69357C107      670   133970 SH       SOLE    NONE           133970        0        0
PRGX  4.75%   11/26/2006       COM              69357CAA5     3725  3900000 SH       SOLE    NONE          3900000        0        0
SCHERING-PLOUGH                COM              806605101      939    51750 SH       SOLE    NONE            51750        0        0
SCOTTS MIRACLE-GRO CO.         COM              810186106      483     6875 SH       SOLE    NONE             6875        0        0
STATE STREET CORP.             COM              857477103     4153    95000 SH       SOLE    NONE            95000        0        0
TJX COMPANIES                  COM              872540109     9261   376000 SH       SOLE    NONE           376000        0        0
WASHINGTON MUTUAL              COM              939322103     5925   150000 SH       SOLE    NONE           150000        0        0
ZALE                           COM              988858106     3566   120000 SH       SOLE    NONE           120000        0        0